Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Summary of Stock Option Activities

The following is a summary of stock option activities for the three months ended March 31, 2025 and 2024:

	Number of stock options	Weighted average exercise price	Weighted average grant date fair value
Outstanding January 1, 2024	470,668	$0.25	$0.54
Granted	—	—	—
Exercised	—	—	—
Forfeited	(157,334)	0.37	0.24
Outstanding March 31, 2024	313,334	$0.25	$0.01

Outstanding Jan 1, 2025	246,667	$0.25	$0.67
Granted	—	—	—
Exercised	(50,000)	0.25	0.67
Forfeited	—	—	—
Outstanding March 31, 2025	196,667	$0.25	$0.67

The following is a summary of stock option activities for the years ended December 31, 2024 and 2023:

	Number of stock options	Weighted average exercise price	Weighted average grant date fair value
Outstanding January 1, 2023	820,668	$0.25	$0.48
Granted	—	—	—
Exercised	(150,000)	0.48	0.16
Forfeited	(200,000)	0.25	0.57
Outstanding December 31, 2023	470,668	$0.25	$0.54
Granted	—	—	—
Exercised	—	—	—
Forfeited	(224,001)	0.31	0.46
Outstanding December 31, 2024	246,667	$0.25	$0.67

Summary of Stock Options Outstanding and Exercisable

As of March 31, 2025, the following stock options were outstanding and exercisable:

Outstanding	Exercisable	Exercise Price	Remaining life (years)	Expiry Date
196,667	196,667	$0.25	—	June 23, 2025
196,667	196,667

As of March 31, 2024, the following stock options were outstanding and exercisable:

Outstanding	Exercisable	Exercise Price	Remaining life (years)	Expiry Date
313,334	313,334	$0.25	1.23	June 23, 2025
313,334	313,334

As of December 31, 2024, the following stock options were outstanding and exercisable:

Outstanding	Exercisable	Exercise Price	Remaining life (years)	Expiry Date
246,667	246,667	$0.25	—	June 23, 2025
246,667	246,667

As of December 31, 2023, the following stock options were outstanding and exercisable:

Outstanding	Exercisable	Exercise Price	Remaining life (years)	Expiry Date
420,668	420,668	$0.25	1.48	June 23, 2025
50,000	50,000	$0.62	1.73	September 23, 2025
470,668	470,668

Summary of RSU Activities

The following is a summary of RSU activities for the three months ended March 31, 2025 and 2024:

	Number of RSUs	Weighted average grant date fair value per RSU
Outstanding January 1, 2024	5,056,268	$0.98
Granted	2,573,333	0.52
Vested	(814,142)	1.01
Forfeited	(850,437)	1.11
Outstanding March 31, 2024	5,965,022	$0.76

Outstanding January 1, 2025	5,268,373	$0.65
Granted	4,149,000	0.67
Vested	(1,876,109)	0.60
Forfeited	(246,669)	0.66
Outstanding March 31, 2025	7,294,595	$0.67

The following is a summary of RSU activities for the years ended December 31, 2024 and 2023:

	Number of RSUs	Weighted average grant date fair value per RSU
Outstanding January 1, 2023	3,305,837	$1.14
Granted	4,351,944	0.91
Vested	(1,741,152)	0.87
Forfeited	(860,361)	0.88
Outstanding December 31, 2023	5,056,268	$0.98
Granted	4,010,000	0.52
Vested	(2,080,648)	1.01
Forfeited	(1,612,247)	0.90
Outstanding December 31, 2024	5,373,373	$0.65